Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings allocation method utilized in the calculation of basic and diluted EPS
The following illustrates the earnings allocation method utilized in the calculation of basic and diluted EPS. The number of shares and per share amounts for all periods presented below have been retroactively restated to reflect the Reverse Stock Split discussed in Note 1. "Summary of Significant Accounting Policies.":

	Year Ended December 31,
	2014	2013	2012
	(In millions, except per share amounts)
EPS numerator:
Loss from continuing operations, net of income taxes	$(749.1)	$(286.0)	$(470.9)
Less: Net income attributable to noncontrolling interests	9.7	12.3	10.6
Loss from continuing operations attributable to common stockholders, before allocation of earnings to participating securities	(758.8)	(298.3)	(481.5)
Less: Earnings allocated to participating securities	1.0	0.8	0.7
Loss from continuing operations attributable to common stockholders, after allocation of earnings to participating securities	(759.8)	(299.1)	(482.2)
Loss from discontinued operations attributable to common stockholders, after allocation of earnings to participating securities	(28.2)	(226.6)	(104.2)
Net loss attributable to common stockholders, after earnings allocated to participating securities	$(788.0)	$(525.7)	$(586.4)
EPS denominator:
Weighted average shares outstanding — basic and diluted	17.9	17.8	17.9
Basic and diluted EPS attributable to common stockholders:
Loss from continuing operations	$(42.52)	$(16.80)	$(26.95)
Loss from discontinued operations	(1.57)	(12.73)	(5.84)
Net loss attributable to common stockholders	$(44.09)	$(29.53)	$(32.79)